ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS ® AND THE COMMODORE NAUTICUS ®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Americus ® or The Commodore Nauticus ® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:
Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio — Institutional Shares
The Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409; and for The Commodore Nauticus it is 033-59861.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.
•	The Contracts are obligations of the Company and not of the bank or credit union.
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.
•	The Contracts involve investment risk and may lose value.

CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Americus and Commodore Nauticus variable annuities with respect to the Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the effective date of the Closed Subaccount)

	The Commodore Americus		The Commodore Nauticus
			Standard		Enhanced
		Number of		Number of		Number of
		Accumulation		Accumulation		Accumulation
	Accumulation	Units	Accumulation	Units	Accumulation	Units	Year
	Unit Value	Outstanding	Unit Value	Outstanding	Units Value	Outstanding	Ended
Janus	23.633899	656,994.175	23.633899	656,994.175	24.427796	61,250.500	12/31/06

Aspen	20.246596	723,635.977	20.246596	723,635.977	20.863528	67,010.525	12/31/05

Series	19.366261	837,343.378	19.366261	837,343.378	19.896100	76,840.531	12/31/04

Worldwide	18.716398	950,344.989	18.716398	950,344.989	19.170490	88,670.515	12/31/03

Growth	15.283446	989,812.242	15.283446	989,812.242	15.607910	102,239.939	12/31/02

Portfolio	20.772109	1,054,009.275	20.772109	1,054,009.275	21.150108	131,698.513	12/31/01

	27.117779	1,014,262.905	27.117779	1,014,262.905	27.528797	117,399.826	12/31/00

	32.558270	910,884.507	32.558270	910,884.507	32.953985	95,306.242	12/31/99

	20.045287	689,148.869	20.045287	689,148.869	20.228946	14,225.653	12/31/98

	15.742391	425,739.592	15.742391	425,739.592	15.839608	3,070.952	12/31/97

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIO
The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount or the Subaccounts.
All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor any Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Expenses of the Portfolio
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and SAI for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005.
This investment option will become unavailable to you once you no longer have Accumulation Units in that Closed Subaccount.

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